Intangible Assets (Details) - Schedule of Estimated Annual Amortization Expense - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Estimated Annual Amortization Expense [Abstract]
2023	$ 636	$ 2,108
2024	2,547	2,114
2025	2,547	2,114
2026	2,489	2,114
2027		2,114
2028		6
Total	$ 8,220	$ 10,570	$ 10,458